Discontinued Operation (Composition from Discontinued Operation) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Composition from discontinued operation:
Net profit (loss)	$ (673)	$ 97
Liacom [Member]
Composition from discontinued operation:
Revenues	4,172	9,251
Cost of revenues	4,000	8,788
Gross profit	172	463
Selling, general, and administrative expenses	137	298
Loss on realization of shareholdings	703
Operating profit (loss)	(668)	165
Financial expenses, net	3	74
Profit before provision(benefit) for income taxes	(671)	91
Provision (benefit) for income taxes	2	(6)
Net profit (loss)	$ (673)	$ 97